Inventories, Net Narrative (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 28, 2013	Nov. 15, 2013	Jun. 11, 2014
Business Acquisition [Line Items]
Obsolete and slow-moving inventories, net of reserves	$ 7.8	$ 3.3
Parent Company
Business Acquisition [Line Items]
Increase in carrying value of inventory			9.7
Companhia Providencia Industria e Comercio [Member]
Business Acquisition [Line Items]
Increase in carrying value of inventory				$ 4.5